Goodwill and Other Intangible Assets - Summary of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning Balance	$ 1,765.3	$ 1,608.6
Acquisitions	46.3	114.7
Measurement period adjustments	14.9	(2.9)
Effect of movements in exchange rates and other	(48.0)	44.9
Ending Balance	1,778.5	1,765.3
Americas
Goodwill [Roll Forward]
Beginning Balance	1,249.7	1,155.8
Acquisitions	0.0	93.8
Measurement period adjustments	12.7	(0.7)
Effect of movements in exchange rates and other	(8.0)	0.8
Ending Balance	1,254.4	1,249.7
EMEA
Goodwill [Roll Forward]
Beginning Balance	249.0	204.7
Acquisitions	30.2	20.9
Measurement period adjustments	0.1	(2.2)
Effect of movements in exchange rates and other	(13.2)	25.6
Ending Balance	266.1	249.0
APAC
Goodwill [Roll Forward]
Beginning Balance	266.6	248.1
Acquisitions	16.1	0.0
Measurement period adjustments	2.1	0.0
Effect of movements in exchange rates and other	(26.8)	18.5
Ending Balance	$ 258.0	$ 266.6